Loans And Receivables Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cashand cash equivalents [Line Items]
Total	₩ 8,868,378	₩ 14,815,476
Due from banks in local currency
Cashand cash equivalents [Line Items]
Total	6,422,473	11,477,086
Due from banks in local currency | Allowance for credit losses
Cashand cash equivalents [Line Items]
Total	(1,541)	(2,798)
Due from banks in local currency | Due from the Bank of Korea | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	6,246,496	11,395,162
Due from banks in local currency | Due from the depository banks | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	30,003	3
Due from banks in local currency | Due from non-monetary financial institutions | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	150	9,811
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	50,000	1,625
Due from banks in local currency | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	97,365	73,283
Due from banks in foreign currencies
Cashand cash equivalents [Line Items]
Total	2,445,905	3,338,390
Due from banks in foreign currencies | Allowance for credit losses
Cashand cash equivalents [Line Items]
Total	(917)	(2,295)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	794,353	877,636
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	972,915	1,684,631
Due from banks in foreign currencies | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	₩ 679,554	₩ 778,418